Other Payables (Schedule of other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Employees and payroll accruals	$ 2,787	$ 2,109
Liability in respect of TEVA (see Note 17c)	0	1,250
Related parties	86	83
Deferred income	12	24
Grants received in advance	445	0
Other	226	425
Other payables	$ 3,556	$ 3,891